Taxes - Income tax expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal		$ 1,746,210
State		639,790
Total	$ 18,000	$ 2,386,000